Discontinued operations	12 Months Ended
Dec. 31, 2024
Discontinued operations
Discontinued operations

3.Discontinued operations

As per the Group’s Board of Directors’ decision dated 20 December 2023; a share transfer agreement was signed on 29 December 2023 for the transfer of all shares, along with all rights and debts, of Lifecell LLC, Global LLC, and Ukrtower, which are the Group’s wholly owned subsidiaries.

As of 9 September 2024, cash amounting to TL 17,777,962, was received by the Group in accordance with the share purchase agreement.

Assets and liabilities were reclassified as held for sale in relation to the discontinued operation as at 31 December 2023:

31 December 2023
Assets
Property, plant and equipment	8,370,924
Right-of-use assets	1,916,539
Intangible assets	4,764,218
Trade receivables	389,675
Deferred tax assets	1,899,846
Other non current asset	219,127
Financial assets at amortized cost	1,062,879
Cash and cash equivalents	5,800,335
Other current asset	273,558
Assets held for sale	24,697,101

Liabilities
Borrowings	6,532,277
Employee benefit obligations	50,143
Current tax liabilities	6,064
Trade and other payables	1,287,061
Other non current liabilities	7,705
Deferred revenue	25,705
Contract liabilities	664,495
Provisions	562,371
Liabilities directly associated with the assets held for sale	9,135,821

Net assets directly associated with disposal group	15,561,280

Amounts included in accumulated OCI:
Foreign currency translation reserve	8,865,132
Reserve of disposal group classified as held for sale	8,865,132

3.Discontinued operations (continued)

The profit or loss and cash flow statements of disposal group are as follows:

	1 January -	1 January -	1 January -
	9 September	31 December	31 December
	2024	2023	2022
Revenue	7,397,469	11,170,614	11,436,893
Cost of revenue	(2,729,496)	(6,877,968)	(8,187,441)
Gross profit	4,667,973	4,292,646	3,249,452
Selling and marketing expenses	(428,437)	(640,822)	(642,087)
Administrative expenses	(272,194)	(367,032)	(373,746)
Other operating income/(expense), net	25,793	278,344	220,028
Operating profit	3,993,135	3,563,136	2,453,647
Net finance costs / income	(65,907)	(297,796)	(1,058,857)
Profit before income tax	3,927,228	3,265,340	1,394,790
Tax benefit /(expense)	(320,457)	(421,547)	(178,587)
Profit for the year from discontinued operations	3,606,771	2,843,793	1,216,203
Gain on sale of disposal of subsidiaries	8,821,192	-	-
Total	12,427,963	2,843,793	1,216,203

The net cash flows incurred by the disposal group are, as follows:

	9 September 2024	31 December 2023	31 December 2022
Cash flows from operating activities	2,896,417	7,043,237	5,951,420
Cash flows from/(used in) investing activities	411,906	(2,660,062)	(4,567,695)
Cash flows (used in)/ from financing activities	(3,537,035)	(1,193,887)	(1,134,367)
Net cash (outflow)/inflow	(228,712)	3,189,288	249,358

3.Discontinued operations (continued)

The carrying amounts of assets and liabilities as of 9 September 2024 as follows:

9 September
Assets	2024
Property, plant and equipment	7,640,376
Right-of-use assets	2,465,789
Intangible assets	3,908,724
Trade receivables	377,483
Deferred tax assets	1,094,417
Cash and cash equivalent	4,058,620
Other assets	444,975
Assets directly associated with the assets held for sale	19,990,384
Liabilities
Borrowings	2,461,113
Trade and other payables	1,141,715
Provisions	370,759
Other liabilities	822,161
Liabilities directly associated with the assets held for sale	4,795,748

Net assets directly associated with disposal group	15,194,636
Details of the sale of the disposal group as follows: Consideration received:
Cash received	17,777,962
Deferred payment	677,553
Total disposal consideration	18,455,515
Carrying amount of net assets sold	(15,194,636)
Reclassification of foreign currency translation reserve	5,560,313
Gain on sale of disposal of subsidiary	8,821,192

The Company’s main discontinued operations are through a subsidiary whose functional currency, is not hyper inflationary. Therefore, the net assets and liabilities related to discontinued operations as of 9 September 2024, as well as the consideration from the sale, reflect amounts converted at the exchange rate of that date and are not expressed in terms of the purchasing power of the Turkish Lira as of 31 December 2024. The profit or loss statement and cash flow information for the current period reflect amounts that are converted at the average exchange rate or the exchange rate at the transaction date, in line with general practice. Comparative amounts for discontinued operations are presented in terms of the purchasing power of the Turkish Lira as of 31 December 2024, which is consistent with the presentation of foreign subsidiaries.

Lifecell has recognized a deferred tax asset amounting to TL 1,699,803 as of 31 December 2023 (31 December 2022: TL 1,511,666). The aforementioned tax losses are unlimited in duration. In determining the amount of the deferred tax asset that can be used, the Group has used the business plans for the following years, and it has been assessed that the accumulated losses will be utilized within 4 years as of 31 December 2023.